Related Party Transactions	9 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15 - RELATED PARTY TRANSACTIONS

During the nine and three months ended on September 30, 2025, the Company granted 836,385 and 46,960 stock options, respectively, at a weighted average exercise price of $2.36 to several executive officers, and Board of Directors (“Board”) members of the Company.

In addition, during the nine and three months ended September 30, 2025, the Company granted 610,449 and 60,795 RSUs, respectively, to several executive officers and Board members of the Company.

The fair value of the stock options that were granted during the nine months ended September 30, 2025, is $915 thousand, which is expected to be recognized over a 1-4-year vesting period, and the fair value of the granted RSUs is $1,360 thousand, which is expected to be recognized over a 1-4-years vesting period.